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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
                                               ----------
  This Amendment (Check only one): [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Avenue
         Suite 1100
         West Palm Beach, FL 33401

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: Chief Financial Officer
Phone: 561-832-4110

Signature, Place, and Date of Signing:

Joseph W. O'Neill Jr.       West Palm Beach, FL                 2/14/2012
--------------------      ------------------------         ------------------
    [Signature]                [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name

28-__________________          ____________________________________

[Repeat as necessary]

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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   102
Form 13F Information Table Value Total:   484,150
                                          ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

     No               Form 13F File Number               Name

     ___              28-______________________          ______________________

     [Repeat as necessary]

                          Otter Creek Management, Inc.
                                    FORM 13F
                               December 31, 2011

                                                                                                              VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.O.SMITH CORP       COM STK   COM              831865209     6908   172191 SH       Sole                   172191
ABBOTT LABORATORIES  COM STK   COM              002824100     5224    92905 SH       Sole                    92905
ACCURIDE CORP NEW    COM STK   COM              00439T206     3598   505400 SH       Sole                   505400
AMAZON COM INC       COM STK   COM              023135106      450     2600 SH       Sole                     2600
                                                              3462    20000 SH  PUT  Sole                    20000
                                                             10905    63000 SH  PUT  Sole                    63000
                                                              2597    15000 SH  PUT  Sole                    15000
                                                              3462    20000 SH  PUT  Sole                    20000
AMERICAN WATER WKS  CO INC     COM              030420103     1912    60000 SH       Sole                    60000
AMERIS BANCORP       COM STK   COM              03076K108     4687   455892 SH       Sole                   455892
BEAM INC                       COM              073730103     2562    50000 SH       Sole                    50000
BRIDGEPOINT EDUCATION INC      COM              10807M105     5750   250000 SH  PUT  Sole                   250000
                                                              1150    50000 SH  PUT  Sole                    50000
BROADRIDG FIN                  COM              11133T103     4510   200000 SH       Sole                   200000
CAPITOL FEDERAL FINANCIAL INC  COM              14057J101     1385   120000 SH       Sole                   120000
CHIPOTLE MEXICAN    GRILL INC  COM              169656105    13510    40000 SH  PUT  Sole                    40000
CLOUD PEAK ENERGY INC COM STK  COM              18911Q102     2016   104367 SH       Sole                   104367
CNO FINANCIAL GROUP INC COM ST COM              12621E103    13864  2197100 SH       Sole                  2197100
DEERE & CO COM                 COM              244199105     6977    90201 SH       Sole                    90201
DIANA CONTAINERSHIP INC        COM              Y2069P101     1200   221000 SH       Sole                   221000
ENSCO INTL INC      ADR        COM              29358Q109     8619   183700 SH       Sole                   183700
FLOW INTERNATIONAL CORP (FORME COM              343468104    11809  3374131 SH       Sole                  3374131
FTI CONSULTING INC   COM STK   COM              302941109    32663   770000 SH  PUT  Sole                   770000
                                                              8484   200000 SH  PUT  Sole                   200000
                                                             14762   348000 SH  PUT  Sole                   348000
                                                             19513   460000 SH  PUT  Sole                   460000
                                                              2545    60000 SH  PUT  Sole                    60000
                                                              4242   100000 SH  PUT  Sole                   100000
                                                              5090   120000 SH  PUT  Sole                   120000
GAMESTOP CORP NEW CLASS A      COM              36467w109     1207    50000 SH  PUT  Sole                    50000
GENESEE & WYO INC   CL A COM S COM              371559105     3029    50000 SH  PUT  Sole                    50000
GREAT LAKES DREDGE  & DOCK COR COM              390607109     5560  1000000 SH       Sole                  1000000
GREAT PLAINS ENERGY INC COM ST COM              391164100     1960    90000 SH       Sole                    90000
GREEN MOUNTAIN COFFEE ROASTERS COM              393122106     5427   121000 SH  PUT  Sole                   121000
                                                              6728   150000 SH  PUT  Sole                   150000
                                                              3588    80000 SH  PUT  Sole                    80000
                                                              1794    40000 SH  PUT  Sole                    40000
HERITAGE FINANCIAL  GROUP INC  COM              42726X102     4645   393609 SH       Sole                   393609
HMN FINANCIAL INC    COM STK   COM              40424G108      242   125205 SH       Sole                   125205
INDIANA CMNTY BANCORP COM STK  COM              454674102     3350   228962 SH       Sole                   228962
ISB FINL CORP IOWA   COM STK   COM              598511103     1703   116473 SH       Sole                   116473
ITT EDL SVCS INC               COM              45068B109     3982    70000 SH  PUT  Sole                    70000
JARDEN CORP          COM STK   COM              471109108     1494    50000 SH  PUT  Sole                    50000
                                                              8665   290000 SH  PUT  Sole                   290000
                                                              1494    50000 SH  PUT  Sole                    50000
JOHNSON & JOHNSON   COM        COM              478160104     2558    39000 SH       Sole                    39000
KRAFT FOODS INC                COM              50075N104     1868    50000 SH       Sole                    50000
LAFAYETTE COMMUNITY BANCORP CO COM              506080100       68    15601 SH       Sole                    15601
LANCASTER COLONY CORP COM STK  COM              513847103     3120    45000 SH       Sole                    45000
LECG CORP            COM STK   COM              523234102        0    10000 SH       Sole                    10000
MARKET VECTORS GOLD MINERS     COM              57060U100     1286    25000 SH       Sole                    25000
MB FINANCIAL INC               COM              55264U108     2610   152614 SH       Sole                   152614
METRO BANCORP INC   PA COM STK COM              59161R101      353    42076 SH       Sole                    42076
MGIC INVT CORP       COM STK   COM              552848103      280    75000 SH       Sole                    75000
                                                               746   200000 SH  CALL Sole                   200000
                                                               373   100000 SH  CALL Sole                   100000
MICROSOFT CORP       COM STK   COM              594918104     4416   170100 SH       Sole                   170100
MIDDLEBURG FINANCIALCORP       COM              596094102     2819   197852 SH       Sole                   197852

                          Otter Creek Management, Inc.
                                    FORM 13F
                               December 31, 2011


                                                                                                              VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MONSANTO CO (NEW)    COM STK   COM              61166W101     3504    50000 SH       Sole                    50000
MOSAIC CMPANY                  COM              61945C103      756    15000 SH       Sole                    15000
MOTOROLA MOBILITY HOLDINGS     COM              620097105     2716    70000 SH       Sole                    70000
MVC CAP INC          COM STK   COM              553829102     4399   379580 SH       Sole                   379580
NATURALLY ADVANCED  TECH       COM              63902D108      111    50500 SH       Sole                    50500
NEWMONT MINING CORP  COM STK   COM              651639106     4801    80000 SH       Sole                    80000
NORTHWEST BANCSHARES INC/MD    COM              667340103     1669   134170 SH       Sole                   134170
OLD REP INTL CORP    COM STK   COM              680223104    12793  1380000 SH       Sole                  1380000
                                                               927   100000 SH  CALL Sole                   100000
PANERA BREAD CO     CL A COM S COM              69840W108     7073    50000 SH  PUT  Sole                    50000
PATTERSON-UTI ENERGY INC (EX P COM              703481101     3560   178179 SH       Sole                   178179
PENN WEST PETROLEUM LTD COM ST COM              707887105     2303   116300 SH       Sole                   116300
POLARIS INDS INC     COM STK   COM              731068102      694    12400 SH  PUT  Sole                    12400
                                                              3359    60000 SH  PUT  Sole                    60000
RALPH LAUREN CORPORATION COM S COM              751212101     4142    30000 SH  PUT  Sole                    30000
SALESFORCE COM INC   COM STK   COM              79466L302     7610    75000 SH  PUT  Sole                    75000
                                                             13190   130000 SH  PUT  Sole                   130000
SEACOAST BKG CORP   FLA COMMON COM              811707306     5173  3403329 SH       Sole                  3403329
SJW CORP             COM STK   COM              784305104     4657   197000 SH       Sole                   197000
SNYDERS-LANCE INC    COM STK   COM              833551104    12150   540000 SH       Sole                   540000
SPDR GOLD TRUST                COM              78463V107     6436    42342 SH       Sole                    42342
SPREADTRUM COMMUNICATIONS      COM                            1044    50000 SH  PUT  Sole                    50000
STRYKER CORP COM               COM              863667101    11135   224000 SH       Sole                   224000
TECK RESOURCES LTD             COM              878742204     1689    48000 SH  PUT  Sole                    48000
TIME WARNER INC                COM              887317303     2590    71666 SH       Sole                    71666
WEST MARINE INC      COM STK   COM              954235107     4218   362662 SH       Sole                   362662
WESTERN UNION CO               COM              959802109     6409   351000 SH       Sole                   351000
WHOLE FOODS MKT INC  COM STK   COM              966837106     6958   100000 SH  PUT  Sole                   100000
CHINA LIFE INSURANCECO ADR     ADR              16939P106     3327    90000 SH  PUT  Sole                    90000
                                                              2588    70000 SH  PUT  Sole                    70000
                                                              1849    50000 SH  PUT  Sole                    50000
NEW ORIENTAL EDUCATION & TECHN ADR              647581107     2886   120000 SH  PUT  Sole                   120000
STATOIL ASA                    ADR              85771P102     5762   225000 SH       Sole                   225000
VALE S.A             ADR       ADR              91912E105     1502    70000 SH  PUT  Sole                    70000
                                                              1073    50000 SH  PUT  Sole                    50000
                                                              1073    50000 SH  PUT  Sole                    50000
                                                              2145   100000 SH  PUT  Sole                   100000
                                                              1502    70000 SH  PUT  Sole                    70000
                                                              3218   150000 SH  PUT  Sole                   150000
                                                              3647   170000 SH  PUT  Sole                   170000
BBG CB 5 15MAR2028             CONV             06846NAA2     1584  1584000 PRN      Sole                  1584000
KCN CB 1.75 15MAR2028          CONV             496902AD9    11670 12000000 PRN      Sole                 12000000
ORI CB 3.75 15MAR2018          CONV             680223AH7     9058 10556000 PRN      Sole                 10556000
ORI CB 8 15MAY2012             CONV             680223AF1    15984 15748000 PRN      Sole                 15748000

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